Intangible assets, net	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible assets, net
11.	Intangible assets, net
Intangible assets, net consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
License with indefinite life	9,882	9,882
Software copyright	14,898	—
Customer database	9,697	8,815
Customer relationship	2,909	—
Trademark	162	65
Less: Accumulated amortization	(20,882)	(8,880)

Intangible assets, net	16,666	9,882

Amortization expenses for the years ended December 31, 2019, 2020 and 2021 was RMB8,383, RMB11,709 and RMB3,526, respectively.
For the years ended December 31, 2019, 2020 and 2021, the Group recognized impairment loss of nil, RMB
31,765
for the Microcredit license, and RMB
3,096
software copyright and customer relationship, respectively.
As of December 31, 2021, the balance of intangible asset is the enterprise credit investigation license with indefinite life acquired from acquisition of Qilehui. Therefore, amortization expenses related to the intangible asset for future periods are estimated to be zero.